PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Weighted-Average Assumptions (Details) - Pension Plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Obligations
Discount rate	3.67%	3.26%	3.71%
Interest crediting rate for applicable benefits	1.75%	2.00%
Rate of compensation increase	3.41%	3.11%
Net Periodic Costs
Discount rate	3.46%	3.05%	1.48%
Interest crediting rate for applicable benefits	2.00%	2.25%	1.25%
Rate of compensation increase	3.11%	3.25%	3.15%
Expected return on plan assets	4.43%	3.61%	2.69%